December 23, 2009

Office of Filings, Information & Consumer Services
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Form N-14 for Eaton Vance Mutual Funds Trust (the “Registrant”)
(1940 Act File No. 811-04015)

Dear Sir or Madam:

     On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance Cash Management Fund (“Cash Management Fund”), a series of the Registrant, pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rule 488 thereunder, (2) the General Instructions to Form N-14, and (3) Regulation S-T, is a Registration Statement on Form N-14 including the Prospectus and Information Statement, Statement of Additional Information, other information and exhibits. The Registration Statement transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant.

     The purpose of the Registration Statement is to register Cash Management Fund shares to be issued in connection with a reorganization by and among Cash Management Fund and Eaton Vance Money Market Fund (“Money Market Fund”), also a series of the Registrant, pursuant to an Agreement and Plan of Reorganization.

     No filing fee is required pursuant to Rule 429(a) under the 1933 Act and General Instruction B of Form N-14 because the Registrant has previously filed an election with a prior registration statement under Rule 24f-2 of the Investment Company Act of 1940 to register an indefinite number of shares.

     It is intended that the Registration Statement will become automatically effective pursuant to Rule 488 under the 1933 Act on January 22, 2010 (the 30th day after filing) and that the Prospectus and Information Statement will be mailed to shareholders of Money Market Fund on or about that date.

     The Registration Statement includes pro forma financial statements and incorporates by reference the following documents:

1.	Prospectus and Statement of Additional Information of Cash Management Fund dated December 4, 2009, as supplemented, previously filed on EDGAR (Accession No. 0000940394-09-000964);
2.	Prospectus and Statement of Additional Information of Money Market Fund dated March 1, 2009, as supplemented, previously filed on EDGAR (Accession No. 0000940394-09-000139); and
3.	Cash Management Fund and Money Market Fund combined Annual Report to Shareholders for the fiscal year ended October 31, 2009 previously filed on EDGAR (Accession No. 0000950123-09-072707).

     If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8064 or fax (617) 672-1064.

Very truly yours, /s/Velvet R. Regan Velvet R. Regan, Esq. Vice President